Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 184,537	£ 192,345
Liabilities carrying amount	(97,494)	(112,910)
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	1,303	963
Assets fair value	1,423	1,051
Liabilities carrying amount	(1,225)	(952)
Liabilities fair value	(1,219)	(966)
Assets that entity continues to recognise to extent of continuing involvement	£ 249	£ 0